SHARE-BASED COMPENSATION (Details) - Schedule of Stock-based Compensation Activity $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 ₪ / shares $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Number of options
Number of options, Outstanding biginning balance | shares		1,608
Number of options, Granted | shares		4,680
Number of options, Expired | shares		(20)
Number of options, Outstanding ending balance | shares		6,268		1,608
Options exercisable at end of the period | shares	1,588	1,588
Vested and expected to vest | shares	1,588	1,588
Weighted- average remaining contractual term
Outstanding at end of the period		8 years 10 months 17 days		7 years 2 months 8 days
Weighted- average remaining contractual term, Granted		9 years 7 months 13 days
Weighted- average remaining contractual term, Exercisable		6 years 8 months 15 days
Vested and expected to vest		6 years 8 months 15 days
Weighted-average exercise price
Weighted- average exercise price, Outstanding begining balance | $ / shares		$ 897.47
Weighted- average exercise price, Granted | $ / shares		18.9
Weighted- average exercise price, Exercised | (per share)	₪ 0.339	0.339	₪ 0.339	$ 0.339
Weighted- average exercise price, Expired | $ / shares		907.57
Weighted- average exercise price, Outstanding ending balance | $ / shares		241.4		$ 897.47
Options exercisable at end of the period | $ / shares	₪ 897.34	897.34
Vested and expected to vest | $ / shares	₪ 897.34	$ 897.34
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Outstanding at beginning of year | $		$ 5,578
Outstanding at Ending of year | $				$ 5,578
Non-Employee Options [Member]
Number of options
Number of options, Outstanding biginning balance | shares		1,608		3,596
Number of options, Granted | shares				0
Number of options, Exercised | shares				(919)
Number of options, Forfeited | shares				(22)
Number of options, Expired | shares				(1,047)
Number of options, Outstanding ending balance | shares				1,608	3,596
Options exercisable at end of the period | shares			1,608	1,608
Vested and expected to vest | shares			1,608	1,608
Weighted- average remaining contractual term
Outstanding at end of the period				7 years 2 months 8 days	4 years 10 months 17 days
Weighted- average remaining contractual term, Exercised				3 days
Weighted- average remaining contractual term, Forfeited				6 years 7 days
Weighted- average remaining contractual term, Exercisable				7 years 2 months 8 days
Vested and expected to vest				7 years 2 months 8 days
Weighted-average exercise price
Weighted- average exercise price, Outstanding begining balance | $ / shares		$ 897.47		$ 584
Weighted- average exercise price, Granted | $ / shares				0
Weighted- average exercise price, Exercised | $ / shares				0.45
Weighted- average exercise price, Forfeited | $ / shares				907.8
Weighted- average exercise price, Expired | $ / shares				607.95
Weighted- average exercise price, Outstanding ending balance | $ / shares				897.47	$ 584
Options exercisable at end of the period | $ / shares			₪ 897.47	897.47
Vested and expected to vest | $ / shares			₪ 897.47	$ 897.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Outstanding at beginning of year | $				$ 316
Aggregate intrinsic value, Exercised | $			₪ 490	$ 490
Outstanding at Ending of year | $					$ 316